UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12
(This Form
N-CSR
relates solely to the Registrant’s PGIM Short Duration Muni Fund, PGIM US Real Estate Fund, PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2025

Date of reporting period:	9/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM US Real Estate Fund
Class A:
PJEAX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$70	1.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF
9/30/2
02
4?

Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%
MF209E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/202
4?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	A
NASDAQ	PJEAX
CUSIP	744336603
MF209E2A

PGIM US Real Estate Fund
Class C:
PJECX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$111	2.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%
MF209E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	C
NASDAQ	PJECX
CUSIP	744336801
MF209E2C

PGIM US Real Estate Fund
Class Z:
PJEZX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$56	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%
MF209E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	Z
NASDAQ	PJEZX
CUSIP	744336884
MF209E2Z

PGIM US Real Estate Fund
Class R6:
PJEQX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$53	0.97%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%
MF209E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	R6
NASDAQ	PJEQX
CUSIP	744336751
MF209E2R6

PGIM Short Duration Muni Fund
Class A:
PDSAX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%
MF222E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	A
NASDAQ	PDSAX
CUSIP	744336835
MF222E2A

PGIM Short Duration Muni Fund
Class C:
PDSCX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$81	1.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/
30
/2024?

Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%
MF222E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	C
NASDAQ	PDSCX
CUSIP	744336827
MF222E2C

PGIM Short Duration Muni Fund
Class Z:
PDSZX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$16	0.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%
MF222E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	Z
NASDAQ	PDSZX
CUSIP	744336819
MF222E2Z

PGIM Short Duration Muni Fund
Class R6:
PDSQX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the
US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%
MF222E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	R6
NASDAQ	PDSQX
CUSIP	744336744
MF222E2R6

PGIM Conservative Retirement Spending Fund
Class R6:
PGFCX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund
(the “Fund”) for the period of April 3, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund— Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 5,349,681
Number of fund holdings	11
Portfolio turnover rate for the period	5%
MF254E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.3%
Affiliated Mutual Funds - Domestic Equity	24.9%
Affiliated Mutual Fund - Short-Term Investment	13.5%
Affiliated Mutual Funds - International Equity	12.7%
Unaffiliated Exchange-Traded Fund	3.5%
Affiliated Exchange-Traded Fund	2.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Conservative Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFCX
CUSIP	744336520
MF254E2R6

PGIM Moderate Retirement Spending Fund
Class R6:
PGFMX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the
“Fund”) for the period of April 3, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 5,430,094
Number of fund holdings	14
Portfolio turnover rate for the period	5%
MF254E21R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.7%
Affiliated Mutual Funds - Fixed Income	30.3%
Affiliated Mutual Funds - International Equity	22.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
Unaffiliated Exchange-Traded Fund	6.0%
Affiliated Exchange-Traded Fund	2.0%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Moderate Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFMX
CUSIP	744336512
MF254E21R6

PGIM Enhanced Retirement Spending Fund
Class R6:
PGFEX
SEMIANNUAL SHAREHOLDER REPORT – September 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund
(the “Fund”) for the period of April 3, 2024 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 5,614,765
Number of fund holdings	15
Portfolio turnover rate for the period	5%
MF254E22R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	19.1%
Unaffiliated Exchange-Traded Fund	4.0%
Affiliated Exchange-Traded Fund	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Enhanced Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFEX
CUSIP	744336496
MF254E22R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM US Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM US Real Estate Fund	1
Notes to Financial Statements	13
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Diversified REITs 5.3%

Broadstone Net Lease, Inc.	85,601	$1,622,139

Essential Properties Realty Trust, Inc.	130,568	4,458,897

		6,081,036

Health Care REITs 15.8%

American Healthcare REIT, Inc.(a)	139,964	3,653,060

CareTrust REIT, Inc.	66,545	2,053,579

National Health Investors, Inc.	23,247	1,954,143

Welltower, Inc.	82,577	10,572,333

		18,233,115

Hotel & Resort REITs 1.5%

Host Hotels & Resorts, Inc.	97,967	1,724,219

Industrial REITs 15.5%

Americold Realty Trust, Inc.	71,271	2,014,831

LXP Industrial Trust	169,538	1,703,857

Prologis, Inc.	79,325	10,017,161

Rexford Industrial Realty, Inc.	41,598	2,092,796

STAG Industrial, Inc.	50,646	1,979,752

		17,808,397

Office REITs 5.1%

Alexandria Real Estate Equities, Inc.	13,713	1,628,419

Hudson Pacific Properties, Inc.	152,547	729,175

Kilroy Realty Corp.	38,536	1,491,343

Piedmont Office Realty Trust, Inc. (Class A Stock)	89,382	902,758

SL Green Realty Corp.	15,812	1,100,673

		5,852,368

Residential REITs 11.6%

American Homes 4 Rent (Class A Stock)	32,506	1,247,905

Essex Property Trust, Inc.	11,235	3,319,044

Mid-America Apartment Communities, Inc.	13,070	2,076,823

UDR, Inc.	63,866	2,895,684

Veris Residential, Inc.	210,861	3,765,978

		13,305,434

See Notes to Financial Statements.

PGIM US Real Estate Fund 1

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 17.4%

Agree Realty Corp.	38,519	$2,901,636

Brixmor Property Group, Inc.	110,810	3,087,167

InvenTrust Properties Corp.	19,400	550,378

NNN REIT, Inc.	87,082	4,222,606

Regency Centers Corp.	33,489	2,418,910

Simon Property Group, Inc.	40,443	6,835,676

		20,016,373

Specialized REITs 27.1%

Digital Realty Trust, Inc.	41,752	6,756,726

Equinix, Inc.	10,592	9,401,777

Extra Space Storage, Inc.	28,331	5,104,963

Gaming & Leisure Properties, Inc.	31,203	1,605,395

Iron Mountain, Inc.	35,470	4,214,900

Public Storage	11,261	4,097,540

		31,181,301

TOTAL LONG-TERM INVESTMENTS
(cost $87,181,048)		114,202,243

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	725,585	725,585
PGIM Institutional Money Market Fund (7-day effective yield 5.160%)
(cost $346,241; includes $342,400 of cash collateral for securities on loan)(b)(wb)	346,380	346,241

TOTAL SHORT-TERM INVESTMENTS (cost $1,071,826)		1,071,826

TOTAL INVESTMENTS 100.2% (cost $88,252,874)		115,274,069

Liabilities in excess of other assets (0.2)%		(256,307)

NET ASSETS 100.0%		$115,017,762

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

See Notes to Financial Statements.

2

SOFR—Secured Overnight Financing Rate

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $334,080; cash collateral of $342,400 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$6,081,036	$—	$—
Health Care REITs	18,233,115	—	—
Hotel & Resort REITs	1,724,219	—	—
Industrial REITs	17,808,397	—	—
Office REITs	5,852,368	—	—
Residential REITs	13,305,434	—	—
Retail REITs	20,016,373	—	—
Specialized REITs	31,181,301	—	—
Short-Term Investments
Affiliated Mutual Funds	1,071,826	—	—

Total	$115,274,069	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Specialized REITs	27.1%
Retail REITs	17.4
Health Care REITs	15.8
Industrial REITs	15.5

Residential REITs	11.6%
Diversified REITs	5.3
Office REITs	5.1
Hotel & Resort REITs	1.5

See Notes to Financial Statements.

PGIM US Real Estate Fund 3

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Sector Classification (continued):

Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	0.9%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$334,080	$(334,080)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

4

Statement of Assets and Liabilities (unaudited)

as of September 30, 2024

Assets
Investments at value, including securities on loan of $334,080:
Unaffiliated investments (cost $87,181,048)	$114,202,243
Affiliated investments (cost $1,071,826)	1,071,826
Dividends receivable	363,484
Receivable for Fund shares sold	148,952
Tax reclaim receivable	1,635
Prepaid expenses	2,451

Total Assets	115,790,591

Liabilities
Payable to broker for collateral for securities on loan	342,400
Payable for Fund shares purchased	294,066
Management fee payable	62,386
Accrued expenses and other liabilities	31,789
Audit fees payable	14,342
Transfer agent fee payable	11,561
Professional fees payable	11,437
Affiliated transfer agent fee payable	2,686
Distribution fee payable	2,041
Trustees’ fees payable	121

Total Liabilities	772,829

Net Assets	$115,017,762

Net assets were comprised of:
Shares of beneficial interest, at par	$7,019
Paid-in capital in excess of par	96,559,455
Total distributable earnings (loss)	18,451,288

Net assets, September 30, 2024	$115,017,762

See Notes to Financial Statements.

PGIM US Real Estate Fund 5

Statement of Assets and Liabilities (unaudited)

as of September 30, 2024

Class A

Net asset value and redemption price per share,
($5,181,288 ÷ 316,786 shares of beneficial interest issued and outstanding)	$16.36
Maximum sales charge (5.50% of offering price)	0.95

Maximum offering price to public	$17.31

Class C

Net asset value, offering price and redemption price per share,
($1,243,960 ÷ 78,573 shares of beneficial interest issued and outstanding)	$15.83

Class Z

Net asset value, offering price and redemption price per share,
($58,554,288 ÷ 3,571,890 shares of beneficial interest issued and outstanding)	$16.39

Class R6

Net asset value, offering price and redemption price per share,
($50,038,226 ÷ 3,052,140 shares of beneficial interest issued and outstanding)	$16.39

See Notes to Financial Statements.

6

Statement of Operations (unaudited)

Six Months Ended September 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,748,322
Affiliated dividend income	23,937
Affiliated income from securities lending, net	144

Total income	1,772,403

Expenses
Management fee	450,780
Distribution fee(a)	12,807
Transfer agent’s fees and expenses (including affiliated expense of $8,047)(a)	51,798
Custodian and accounting fees	21,482
Interest expense	20,904
Registration fees(a)	20,827
Professional fees	19,839
Audit fee	14,342
Shareholders’ reports	12,866
Trustees’ fees	5,501
Miscellaneous	12,043

Total expenses	643,189
Less: Fee waiver and/or expense reimbursement(a)	(23,339)
Distribution fee waiver(a)	(1,142)

Net expenses	618,708

Net investment income (loss)	1,153,695

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	2,772,196
In-kind redemptions(1)	1,684,761
Net change in unrealized appreciation (depreciation) on investments	14,247,882

Net gain (loss) on investment transactions	18,704,839

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,858,534

(1) See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	6,850	5,957	—	—
Transfer agent’s fees and expenses	6,969	1,744	39,741	3,344
Registration fees	4,455	4,522	7,509	4,341
Fee waiver and/or expense reimbursement	(8,960)	(5,624)	(8,755)	—
Distribution fee waiver	(1,142)	—	—	—

See Notes to Financial Statements.

PGIM US Real Estate Fund 7

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2024	Year Ended March 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,153,695	$1,835,058
Net realized gain (loss) on investment transactions	4,456,957	(916,379)
Net change in unrealized appreciation (depreciation) on investments	14,247,882	10,181,609

Net increase (decrease) in net assets resulting from operations	19,858,534	11,100,288

Dividends and Distributions
Distributions from distributable earnings
Class A	(41,518)	(72,629)
Class C	(7,163)	(11,617)
Class Z	(792,818)	(939,425)
Class R6	(438,619)	(484,016)

	(1,280,118)	(1,507,687)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	52,434,158	64,448,023
Net asset value of shares issued in reinvestment of dividends and distributions	1,029,334	1,362,141
Cost of shares purchased	(69,794,057)	(26,698,161)

Net increase (decrease) in net assets from Fund share transactions	(16,330,565)	39,112,003

Total increase (decrease)	2,247,851	48,704,604

Net Assets:

Beginning of period	112,769,911	64,065,307

End of period	$115,017,762	$112,769,911

See Notes to Financial Statements.

8

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,	Year Ended March 31,
	2024	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.12	$12.74		$16.68		$14.23	$10.60	$13.14
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.24		0.25		0.16	0.14	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.24	1.37		(3.77)		3.92	3.66	(1.93)
Total from investment operations	2.37	1.61		(3.52)		4.08	3.80	(1.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.23)		(0.25)		(0.12)	(0.17)	(0.19)
Distributions from net realized gains	-	-		(0.17)		(1.51)	-	(0.61)
Total dividends and distributions	(0.13)	(0.23)		(0.42)		(1.63)	(0.17)	(0.80)
Net asset value, end of period	$16.36	$14.12		$12.74		$16.68	$14.23	$10.60
Total Return(b):	16.98%	12.81%		(21.08)%		28.70%	36.16%	(14.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,181	$4,490		$4,317		$7,648	$5,849	$6,050
Average net assets (000)	$4,554	$4,155		$5,402		$6,774	$5,881	$5,832
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.29%(d)(e)	1.26	%(e)	1.26	%(e)	1.25%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.73%(d)	1.85%		1.77	%(e)	1.66%	1.92%	2.00%
Net investment income (loss)	1.75%(d)	1.84%		1.84%		0.98%	1.18%	1.42%
Portfolio turnover rate(f)	69%	94%		156%		132%	246%	211%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the six months ended September 30, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 9

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,	Year Ended March 31,
	2024	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.68	$12.36		$16.21		$13.88	$10.35	$12.84
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.14		0.14		0.04	0.05	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.16	1.32		(3.66)		3.82	3.56	(1.88)
Total from investment operations	2.23	1.46		(3.52)		3.86	3.61	(1.79)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.14)		(0.16)		(0.02)	(0.08)	(0.09)
Distributions from net realized gains	-	-		(0.17)		(1.51)	-	(0.61)
Total dividends and distributions	(0.08)	(0.14)		(0.33)		(1.53)	(0.08)	(0.70)
Net asset value, end of period	$15.83	$13.68		$12.36		$16.21	$13.88	$10.35
Total Return(b):	16.44%	11.95%		(21.62)%		27.77%	35.04%	(15.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,244	$1,298		$1,129		$2,085	$990	$1,273
Average net assets (000)	$1,188	$1,027		$1,513		$1,599	$1,031	$1,360
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.04%(d)(e)	2.01	%(e)	2.01	%(e)	2.00%	2.00%	2.00%
Expenses before waivers and/or expense reimbursement	2.98%(d)	3.18%		2.75	%(e)	2.84%	3.33%	3.32%
Net investment income (loss)	1.00%(d)	1.14%		1.08%		0.28%	0.43%	0.65%
Portfolio turnover rate(f)	69%	94%		156%		132%	246%	211%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the six months ended September 30, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

Class Z Shares
	Six Months Ended September 30,	Year Ended March 31,
	2024	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.16	$12.77		$16.71		$14.25	$10.62	$13.16
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.31		0.28		0.22	0.18	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.25	1.34		(3.78)		3.91	3.65	(1.93)
Total from investment operations	2.38	1.65		(3.50)		4.13	3.83	(1.71)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.26)		(0.27)		(0.16)	(0.20)	(0.22)
Distributions from net realized gains	-	-		(0.17)		(1.51)	-	(0.61)
Total dividends and distributions	(0.15)	(0.26)		(0.44)		(1.67)	(0.20)	(0.83)
Net asset value, end of period	$16.39	$14.16		$12.77		$16.71	$14.25	$10.62
Total Return(b):	17.00%	13.14%		(20.87)%		29.05%	36.44%	(14.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,554	$70,462		$36,692		$77,967	$24,856	$19,702
Average net assets (000)	$70,640	$49,602		$49,433		$44,164	$21,999	$25,381
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%(d)(e)	1.01	%(e)	1.01	%(e)	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.05%(d)	1.12%		1.16	%(e)	1.16%	1.42%	1.44%
Net investment income (loss)	1.84%(d)	2.33%		2.03%		1.34%	1.44%	1.60%
Portfolio turnover rate(f)	69%	94%		156%		132%	246%	211%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the six months ended September 30, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 11

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30,	Year Ended March 31,
	2024	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.16	$12.77		$16.71		$14.25	$10.62	$13.16
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.30		0.28		0.22	0.18	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23	1.35		(3.78)		3.91	3.65	(1.99)
Total from investment operations	2.38	1.65		(3.50)		4.13	3.83	(1.71)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.26)		(0.27)		(0.16)	(0.20)	(0.22)
Distributions from net realized gains	-	-		(0.17)		(1.51)	-	(0.61)
Total dividends and distributions	(0.15)	(0.26)		(0.44)		(1.67)	(0.20)	(0.83)
Net asset value, end of period	$16.39	$14.16		$12.77		$16.71	$14.25	$10.62
Total Return(b):	17.02%	13.14%		(20.87)%		29.05%	36.44%	(14.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,038	$36,521		$21,927		$13,596	$3,396	$954
Average net assets (000)	$43,497	$25,937		$18,301		$9,125	$2,559	$294
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97%(d)(e)	1.01	%(e)	1.01	%(e)	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	0.97%(d)	1.02%		1.07	%(e)	1.10%	1.65%	4.99%
Net investment income (loss)	2.09%(d)	2.28%		2.12%		1.30%	1.46%	2.06%
Portfolio turnover rate(f)	69%	94%		156%		132%	246%	211%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the six months ended September 30, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM US Real Estate Fund 13

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

14

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM US Real Estate Fund 15

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

16

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM US Real Estate Fund 17

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% on average daily net assets up to and including $1 billion;	0.75%
0.73% on the next $2 billion of average daily net assets;
0.71% on the next $2 billion of average daily net assets;
0.70% on the next $5 billion of average daily net assets;
0.69% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through July 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

18

realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.25%
C	2.00
Z	1.00
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through July 31, 2025 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,821	$ —
C	—	119

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and

PGIM US Real Estate Fund 19

Notes to Financial Statements (unaudited) (continued)

shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$87,915,231	$82,423,643

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended September 30, 2024, is presented as follows:

20

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wb)

$918,594	$34,640,926	$34,833,935	$—	$—	$ 725,585	725,585	$23,937

PGIM Institutional Money Market Fund (7-day effective yield 5.160%)(1)(b)(wb)

—	8,527,216	8,180,975	—	—	346,241	346,380	144	(2)

$918,594	$43,168,142	$43,014,910	$—	$—	$1,071,826		$24,081

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$90,668,120	$27,037,610	$(2,431,661)	$24,605,949

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$11,204,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2024 are subject to such review.

PGIM US Real Estate Fund 21

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	27,365	0.8%

R6	83,012	2.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	81.7

22

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended September 30, 2024:
Shares sold	20,563	$307,659
Shares issued in reinvestment of dividends and distributions	3,030	41,389
Shares purchased	(25,299)	(367,226)
Net increase (decrease) in shares outstanding before conversion	(1,706)	(18,178)
Shares issued upon conversion from other share class(es)	2,467	35,881
Shares purchased upon conversion into other share class(es)	(1,853)	(27,474)
Net increase (decrease) in shares outstanding	(1,092)	$(9,771)

Year ended March 31, 2024:
Shares sold	40,378	$546,057
Shares issued in reinvestment of dividends and distributions	5,711	72,447
Shares purchased	(69,901)	(909,562)
Net increase (decrease) in shares outstanding before conversion	(23,812)	(291,058)
Shares issued upon conversion from other share class(es)	3,433	45,275
Shares purchased upon conversion into other share class(es)	(562)	(7,420)
Net increase (decrease) in shares outstanding	(20,941)	$(253,203)

Class C
Six months ended September 30, 2024:
Shares sold	3,235	$47,892
Shares issued in reinvestment of dividends and distributions	546	7,163
Shares purchased	(17,521)	(236,234)
Net increase (decrease) in shares outstanding before conversion	(13,740)	(181,179)
Shares purchased upon conversion into other share class(es)	(2,548)	(35,881)
Net increase (decrease) in shares outstanding	(16,288)	$(217,060)

Year ended March 31, 2024:
Shares sold	35,135	$451,362
Shares issued in reinvestment of dividends and distributions	941	11,617
Shares purchased	(29,062)	(361,612)
Net increase (decrease) in shares outstanding before conversion	7,014	101,367
Shares purchased upon conversion into other share class(es)	(3,543)	(45,275)
Net increase (decrease) in shares outstanding	3,471	$56,092

Class Z
Six months ended September 30, 2024:
Shares sold	2,357,884	$34,129,068
Shares issued in reinvestment of dividends and distributions	39,857	542,163
Shares purchased	(3,806,353)	(56,873,199)
Net increase (decrease) in shares outstanding before conversion	(1,408,612)	(22,201,968)
Shares issued upon conversion from other share class(es)	2,873	40,893
Net increase (decrease) in shares outstanding	(1,405,739)	$(22,161,075)

PGIM US Real Estate Fund 23

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended March 31, 2024:
Shares sold	3,055,872	$39,835,169
Shares issued in reinvestment of dividends and distributions	62,719	794,061
Shares purchased	(902,441)	(11,720,163)
Net increase (decrease) in shares outstanding before conversion	2,216,150	28,909,067
Shares issued upon conversion from other share class(es)	560	7,420
Shares purchased upon conversion into other share class(es)	(112,581)	(1,472,564)
Net increase (decrease) in shares outstanding	2,104,129	$27,443,923

Class R6
Six months ended September 30, 2024:
Shares sold	1,267,028	$17,949,539
Shares issued in reinvestment of dividends and distributions	31,773	438,619
Shares purchased	(825,608)	(12,317,398)
Net increase (decrease) in shares outstanding before conversion	473,193	6,070,760
Shares purchased upon conversion into other share class(es)	(1,024)	(13,419)
Net increase (decrease) in shares outstanding	472,169	$6,057,341

Year ended March 31, 2024:
Shares sold	1,768,209	$23,615,435
Shares issued in reinvestment of dividends and distributions	38,078	484,016
Shares purchased	(1,056,071)	(13,706,824)
Net increase (decrease) in shares outstanding before conversion	750,216	10,392,627
Shares issued upon conversion from other share class(es)	112,581	1,472,564
Net increase (decrease) in shares outstanding	862,797	$11,865,191

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

24

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2024. The average daily balance for the 33 days that the Fund had loans outstanding during the period was approximately $3,548,727, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $21,161,000. At September 30, 2024, the Fund did not have an outstanding loan amount.

9.	Redemption In-kind

As of the close of business on August 29, 2024, the Fund settled the redemption of fund Class Z shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $21,053,270.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

10.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce

PGIM US Real Estate Fund 25

Notes to Financial Statements (unaudited) (continued)

inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID - 19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

26

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and / or government intervention. They may also cause short - or long - term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax

PGIM US Real Estate Fund 27

Notes to Financial Statements (unaudited) (continued)

attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure

28

of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM US Real Estate Fund 29

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM US Real Estate Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

1  PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM (through its PGIM Real Estate unit), and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2023. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class Z shares, and 1.00% for Class R6 shares through July 31, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Short Duration Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short Duration Muni Fund	1

Notes to Financial Statements	25

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.1%

MUNICIPAL BONDS

Alabama 4.7%

Black Belt Energy Gas District,
Revenue, Gas Project No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	2,120	$2,143,311
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000(cc)	05/01/53	2,000	2,103,700
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000(cc)	12/01/52	1,440	1,454,621
Revenue, Rfdg., (Mandatory Put Date 12/01/31)	4.000(cc)	06/01/51	1,000	1,032,786
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000(cc)	07/01/52	500	507,595
County of Jefferson Sewer,
Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,140,444
Selma Industrial Development Board,
Revenue, International Paper Co. Project, Series A,
Rfdg., (Mandatory Put Date 06/16/25)	1.375(cc)	05/01/34	400	392,123
Southeast Alabama Gas Supply District,
Revenue, Project No. 2, Series B, Rfdg., (Mandatory Put Date 05/01/32)	5.000(cc)	06/01/49	750	815,542

				9,590,122

Alaska 1.3%

Alaska Industrial Development & Export Authority,
Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/24	345	345,018
Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,097,600
State of Alaska,
Series A, GO, Rfdg.(hh)	5.000	08/01/34	1,000	1,139,410

				2,582,028

Arizona 3.1%

Arizona Health Facilities Authority,
Revenue, Banner Health, Series B	4.900(cc)	01/01/37	2,500	2,472,973
Arizona Industrial Development Authority,
Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	342,069
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, AMT, (Mandatory Put Date 06/01/29)	4.000(cc)	06/01/49	1,250	1,264,125

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 1

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000%	07/01/26	665	$662,793
Revenue, Reid Traditional Schools Project	4.000	07/01/26	210	211,019
Salt Verde Finance Corp.,
Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,330,411

				6,283,390

California 2.1%

California Community Choice Financing Authority,
Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	3.600(cc)	02/01/52	1,000	941,392
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	130	129,781
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	40,000
California School Finance Authority,
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	135	135,542
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	75	75,242
Long Beach Bond Finance Authority,
Revenue, Natural Gas, Series B	5.054(cc)	11/15/27	700	697,618
Los Angeles Unified School District,
Series A, GO, Rfdg.	5.000	07/01/25	1,000	1,019,139
Sanger Unified School District,
Certificate of Participation, Capital Projects, Rfdg., AGM	5.000	06/01/52	60	60,065
State of California,
GO, Rfdg.	4.000	09/01/34	1,000	1,109,483

				4,208,262

Colorado 3.8%

City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg.	5.000	11/15/29	2,500	2,719,103
Revenue, Sub-Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,100,665
Colorado Health Facilities Authority,
Revenue, AdventHealth Obligated Group, Series A, (Mandatory Put Date 11/15/29)	5.000(cc)	11/15/59	500	559,966
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	404,267

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Health Facilities Authority, (cont’d.)
Revenue, CommonSpirit Health, Series B-1, Rfdg., (Mandatory Put Date 08/01/25)	5.000%(cc)	08/01/49	1,430	$1,438,735
Regional Transportation District,
Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000	07/15/27	620	650,018
University of Colorado,
University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	780	760,076

				7,632,830

Connecticut 1.1%

Ohio Air Quality Development Authority,
Revenue, Wall Street Place, (Mandatory Put Date 09/01/27)	3.050(cc)	09/01/58	1,000	995,997
State of Connecticut,
Revenue, Series B	5.000	10/01/37	1,175	1,255,438

				2,251,435

Delaware 0.1%

Delaware State Economic Development Authority,
Revenue, Newark Charter School, Series A, Rfdg.	2.800	09/01/26	120	119,201

District of Columbia 1.2%

District of Columbia,
Revenue, KIPP Project	5.000	07/01/25	270	273,224
Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/37	1,280	1,325,039
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg.	5.000	07/01/27	220	230,207
Metropolitan Washington Airports Authority,
Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	555,667

				2,384,137

Florida 9.4%

Central Florida Expressway Authority,
Revenue, Senior Lien, Rfdg.	5.000	07/01/38	1,620	1,690,468
City of Tallahassee,
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	561,927
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	507,508

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  3

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

County of Broward Airport System, (cont’d.)
Revenue, Series B, AMT, Rfdg.	5.000%	10/01/27	1,000	$1,050,865

County of Pasco,
Revenue, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.250	09/01/25	100	102,224
Greater Orlando Aviation Authority,
Revenue, Priority Sub-Series A, AMT	5.000	10/01/32	1,160	1,217,037
Revenue, Series A, AMT	5.000	10/01/24	110	110,005
Revenue, Series A, AMT	5.000	10/01/28	3,350	3,592,969
Hillsborough County Industrial Development Authority,
Revenue, Baycare Health System, Series C, Rfdg.	5.000	11/15/34	1,000	1,178,030
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	100	99,985
Special Assessment	4.250	05/01/26	100	100,085
Special Assessment	4.625	05/01/27	300	301,597
Myrtle Creek Improvement District,
Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	535	538,963
Orange County Health Facilities Authority,
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/25	2,530	2,585,102
Orlando Utilities Commission,
Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250(cc)	10/01/46	2,540	2,277,313
St. Johns County Housing Finance Authority,
Revenue, St. John Oaks, Series A, (Mandatory Put Date 07/01/25)	3.550(cc)	07/01/27	1,000	1,000,757
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	210	212,629
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/25	1,625	1,633,216
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	250	251,049

				19,011,729

Georgia 5.7%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, 5th Series, (Mandatory Put Date 06/13/28)	3.700(cc)	10/01/32	565	580,617
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250(cc)	11/01/45	500	499,234
City of Atlanta Airport Passenger Facility Charge,
Revenue, Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,408,982

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000%(cc)	08/01/49	4,080	$4,081,140
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000(cc)	05/01/52	1,050	1,071,368
Revenue, Series C, (Mandatory Put Date 12/01/31)	5.000(cc)	12/01/54	500	543,515
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg.	5.000	01/01/29	1,315	1,400,045
Revenue, Combined Cycle Project, Series A, Rfdg.	4.000	11/01/24	1,400	1,401,221
Revenue, Project No. 1, Sub-Series A, Rfdg.	5.000	01/01/26	585	600,972

				11,587,094

Hawaii 0.8%

City & County Honolulu Wastewater System,
Revenue, Junior Second Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/34	1,500	1,727,553

Idaho 1.0%

County of Nez Perce,
Revenue, Potlatch Corp. Project, Rfdg.	2.750	10/01/24	1,000	999,955
Idaho Housing & Finance Association,
Revenue, Series A	5.000	08/15/39	845	965,512

				1,965,467

Illinois 9.3%

Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	1,080	1,083,903
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	532,134
Revenue, Second Lien, Rfdg., (Escrowed to Maturity Date 11/01/24)(ee)	4.000	11/01/24	280	280,220
Revenue, Second Lien, Series B, Rfdg.	5.000	11/01/24	300	300,497
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	910	958,874
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	830	847,743
Revenue, Carle Foundation, Series A, Rfdg.	5.000	08/15/25	330	336,560
Railsplitter Tobacco Settlement Authority,
Revenue, (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	265	268,497
Revenue, (Escrowed to Maturity Date 06/01/26)(ee)	5.000	06/01/26	2,935	3,050,183
Revenue, (Pre-Refunded Date 06/01/26)(ee)	5.000	06/01/28	375	389,646

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  5

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Sales Tax Securitization Corp.,
Revenue, Senior Lien, Series C, Rfdg.	5.000%	01/01/38	1,000	$1,087,496
Revenue, Senior Series D	5.000	01/01/35	600	675,375
State of Illinois,
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000	06/15/26	1,935	2,005,090
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,345,742
Series A, GO	5.000	11/01/25	1,625	1,660,587
Series B, GO	5.000	05/01/25	575	581,579
Series B, GO	5.000	05/01/31	1,490	1,664,042
Series D, GO	5.000	11/01/26	765	798,681
Series D, GO, Rfdg.	5.000	07/01/36	775	861,836

				18,728,685

Indiana 2.8%

City of Rockport,
Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	499,879
Indiana Finance Authority,
Revenue, First Lien, CWA Authority Project, Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,698,162
Revenue, Indiana University Health Obligated Group, Series B, (Mandatory Put Date 07/01/25)	2.250(cc)	12/01/58	500	496,200
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,305	1,339,997
Revenue, Indiana University Health, Series B-1, (Mandatory Put Date 07/01/28)	5.000(cc)	10/01/62	745	800,076
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	899,499

				5,733,813

Kentucky 3.6%

County of Trimble,
Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300(cc)	09/01/44	750	699,892
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	2,725	2,735,225
Revenue, Series A-1, (Mandatory Put Date 08/01/30)	4.000(cc)	08/01/52	2,000	2,050,999
Revenue, Series B, Rfdg., (Mandatory Put Date 08/01/32)	5.000(cc)	01/01/55	1,000	1,098,650

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)

Kentucky Turnpike Authority,
Revenue, Revitalization Projects, Series A, Rfdg.	5.000%	07/01/26	600	$625,349

				7,210,115

Louisiana 0.9%

Louisiana Public Facilities Authority,
Revenue, Elementus Minerals LLC Project, (Mandatory Put Date 11/01/25), 144A	5.000(cc)	10/01/43	1,000	1,013,847
Revenue, Tulane University Project	5.000	04/15/38	650	748,447

				1,762,294

Massachusetts 1.4%

Massachusetts Development Finance Agency,
Revenue, Series B, Rfdg.	4.000	02/15/36	1,000	1,136,830
Massachusetts Educational Financing Authority,
Revenue, Senior Series B, AMT, Rfdg.	5.000	07/01/28	1,000	1,059,181
Massachusetts Port Authority,
Revenue, Series C, AMT, Rfdg.	5.000	07/01/29	665	725,709

				2,921,720

Michigan 1.1%

Michigan Finance Authority,
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/32	500	551,910
Michigan Strategic Fund,
Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/61	1,500	1,503,707
State of Michigan,
Environmental Program, Series A, GO	5.000	12/01/25	165	165,519

				2,221,136

Mississippi 0.2%

Mississippi Business Finance Corp.,
Pollution Control Revenue, Rfdg.	3.200	09/01/28	500	499,033

Missouri 0.5%

Kansas City Industrial Development Authority,
Revenue, International Airport Terminal Modernization Project, Series B, AMT	5.000	03/01/30	1,000	1,062,282

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  7

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Nebraska 0.5%

Central Plains Energy Project,
Revenue, Project No. 4, Series A-1, Rfdg., (Mandatory Put Date 11/01/29)	5.000%(cc)	05/01/54	1,000	$1,073,210

Nevada 0.1%

County of Clark Department of Aviation,
Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	140	147,458

New Hampshire 1.0%

New Hampshire Business Finance Authority,
Revenue, Caldwell Ranch Project, 144A	4.875	12/01/33	1,000	1,002,956
New Hampshire Health & Education Facilities Authority Act,
Revenue, Series C, Rfdg., (Mandatory Put Date 08/03/27)	3.300(cc)	06/01/38	1,000	1,012,908

				2,015,864

New Jersey 4.5%

Gloucester County Improvement Authority,
Rowan University Student Center Project, Loan Revenue Notes, Rfdg.	4.000	02/27/25	1,000	1,001,877
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850	12/01/25	600	585,363
Revenue, Series SSS, Rfdg.	5.250	06/15/39	325	376,883
New Jersey Higher Education Student Assistance Authority,
Revenue, Senior Series A, Rfdg.	5.000	12/01/24	400	401,003
New Jersey Turnpike Authority,
Revenue, Series A, Rfdg.	4.000	01/01/35	1,000	1,095,473
Revenue, Series E	5.000	01/01/32	1,000	1,005,172
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	2,045	2,071,412
Revenue, Series A, Rfdg.	5.000	06/01/26	1,745	1,802,873
Revenue, Series A, Rfdg.	5.000	06/01/31	500	529,988
Revenue, Series A, Rfdg.	5.000	06/01/36	235	247,861

				9,117,905

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Mexico 0.7%

City of Farmington,
Revenue, 4 Corners Project, Rfdg.	1.800%	04/01/29	1,500	$1,400,404

New York 10.1%

Long Island Power Authority,
Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500(cc)	09/01/51	2,000	1,919,380
Metropolitan Transportation Authority,
Revenue, Series D, Rfdg.	5.000	11/15/32	1,710	1,833,345
New York City Housing Development Corp.,
Revenue, 8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,998,486
New York City Municipal Water Finance Authority,
Revenue, 2nd Generation Resolution, Fiscal 2016, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,047,314
Revenue, Sub-Series CC-2, Rfdg.	5.000	06/15/36	1,000	1,218,195
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 1999, Sub-Series E-1	5.000	02/01/36	1,000	1,045,587
Revenue, MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,156,154
Revenue, Sub-Series A-2	5.000	08/01/38	2,505	2,627,810
New York Liberty Development Corp.,
Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Rfdg.	2.800	09/15/69	1,000	922,634
New York State Dormitory Authority,
Revenue, Personal Income Tax, Series A, Rfdg.	5.250	03/15/37	500	547,200
New York State Urban Development Corp.,
Revenue, Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,735,523
Revenue, Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,444,641
New York Transportation Development Corp.,
Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000	12/01/25	200	203,568
Port Authority of New York & New Jersey,
Revenue, Series 226, AMT, Rfdg.	5.000	10/15/27	935	988,619
Rockland County Industrial Development Agency,
Revenue, Rockland Gardens Project, (Mandatory Put Date 05/01/25)	4.650(cc)	05/01/27	400	400,340
Triborough Bridge & Tunnel Authority,
Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000(cc)	05/15/45	1,000	975,907
TSASC, Inc.,
Revenue, Series A, Rfdg.	5.000	06/01/25	235	237,807

				20,302,510

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  9

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina 0.6%

City of Charlotte Airport,
Revenue, Series B, AMT, Rfdg.	5.000%	07/01/30	1,125	$1,231,511

Ohio 3.5%

Akron Bath Copley Joint Township Hospital District,
Revenue, Summa Health Obligation Group, Rfdg.	5.000	11/15/27	185	195,919
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,440,742
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,209,286
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	699,612
Lancaster Port Authority,
Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000(cc)	08/01/49	300	301,593
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400(cc)	12/01/38	500	484,335
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250(cc)	11/01/39	2,000	2,027,043
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375(cc)	02/01/26	750	748,091

				7,106,621

Oklahoma 1.3%

Oklahoma Development Finance Authority,
Revenue, Integris, Series A, Rfdg.	5.000	08/15/25	375	378,949
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,146,214
Oklahoma Industries Authority,
Revenue, Oklahoma City Public Schools Project	5.000	04/01/28	1,000	1,083,039

				2,608,202

Pennsylvania 3.0%

Chester County Industrial Development Authority,
Revenue, Avon Grove Charter School	5.000	03/01/27	1,070	1,098,851
Revenue, Renaissance Academy Charter School, Rfdg.	3.750	10/01/24	70	70,000
Revenue, Renaissance Academy Charter School, Rfdg.	5.000	10/01/34	355	355,086

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Delaware Valley Regional Finance Authority,
Revenue, Series A, AMBAC	5.500%	08/01/28	570	$628,863
Pennsylvania Economic Development Financing Authority,
Revenue, Waste Management, Inc. Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100(cc)	06/01/31	1,250	1,189,625
Pennsylvania Turnpike Commission,
Revenue, Series A-1	5.000	12/01/41	1,215	1,243,636
Revenue, Series A-2	5.000	12/01/36	1,300	1,397,918

				5,983,979

Puerto Rico 0.6%

Puerto Rico Sales Tax Financing Corp.,
Revenue, Restructured, Series A-1, CABS	3.842(t)	07/01/29	1,416	1,181,734

Rhode Island 0.1%

Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/28	240	242,105

South Carolina 1.4%

Patriots Energy Group Financing Agency,
Revenue, Series A-1, (Mandatory Put Date 08/01/31)	5.250(cc)	10/01/54	880	957,452
South Carolina Jobs-Economic Development Authority,
Revenue, Novant Health Obligated Group, Series A	5.000	11/01/34	1,000	1,161,948
South Carolina Public Service Authority,
Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	653,016

				2,772,416

Tennessee 4.2%

Memphis-Shelby County Airport Authority,
Revenue, Series A, AMT	5.000	07/01/25	500	504,946
Metropolitan Nashville Airport Authority,
Revenue, Series B, AMT	5.250	07/01/34	500	558,577
Tennergy Corp.,
Gas Supply Revenue Bonds, Series A, (Mandatory Put Date 12/01/30)	5.500(cc)	10/01/53	380	416,721
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000(cc)	12/01/51	2,000	2,036,980

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  11

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)

Tennessee Energy Acquisition Corp.,
Revenue, (Mandatory Put Date 11/01/25)	4.000%(cc)	11/01/49	4,900	$4,928,317

				8,445,541

Texas 8.7%

Arlington Housing Finance Corp.,
Revenue, MultiFamily Housing, (Mandatory Put Date 04/01/27)	4.500(cc)	04/01/41	1,000	1,014,782
Central Texas Regional Mobility Authority,
Revenue, Sub-Series F, BANS	5.000	01/01/25	680	681,017
City of Dallas Hotel Occupancy,
Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,044,839
City of Houston Combined Utility System,
Revenue, First Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,001,462
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000(cc)	02/01/49	1,500	1,422,968
Revenue, Series D, Rfdg.	5.000	02/01/33	1,000	1,158,982
Clifton Higher Education Finance Corp.,
Revenue, Idea Public School, Series A	5.000	08/15/30	225	246,819
Revenue, Idea Public Schools, Series B	5.000	08/15/25	670	680,115
Dallas Fort Worth International Airport,
Revenue, Dallas Fort Worth International Airport, Rfdg.	5.000	11/01/34	1,000	1,177,429
Fort Worth Independent School District,
Permanent School Fund Program, GO	5.000	02/15/33	1,000	1,162,106
Gulf Coast Authority,
Revenue, Exxon Project Rfdg., FRDD	3.900(cc)	10/01/24	1,420	1,420,000
Lakeside Place PFC,
Revenue, Brookside Gardens Apartments, (Mandatory Put Date 11/01/25)	4.150(cc)	11/01/26	1,000	1,006,661
North Texas Tollway Authority,
Revenue, Second Tier Bonds, Series B, Rfdg.(hh)	5.000	01/01/34	750	874,323
Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/28	415	425,725
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Trinity Terrace Project, Series A-1, Rfdg.	5.000	10/01/29	630	630,000
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue, Senior Lien, Series D	6.250	12/15/26	1,000	1,032,510

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Texas Private Activity Bond Surface Transportation Corp.,
Revenue, Bond Surface Transportation Corp., Senior Lien, AMT, Rfdg.	5.500%	06/30/40	1,250	$1,341,801
Texas Transportation Commission State Highway Fund,
Revenue, Rfdg.	5.000	10/01/33	1,000	1,184,705

				17,506,244

Utah 2.0%

County of Utah,
Revenue, IHC Health Services, Inc., Series A	5.000	05/15/43	2,745	2,943,027
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/28	375	391,948
Revenue, Series A, AMT	5.000	07/01/28	580	617,241

				3,952,216

Virginia 0.4%

Virginia Small Business Financing Authority,
Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	763,467

Washington 1.2%

City of Seattle Municipal Light & Power,
Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	3.400(cc)	05/01/45	500	489,531
Energy Northwest,
Revenue, Project No. 1, Series B, Rfdg.	5.000	07/01/25	500	507,873
Port of Seattle,
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,073,913
Washington Health Care Facilities Authority,
Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	388,183

				2,459,500

West Virginia 0.7%

West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625(cc)	12/01/38	1,500	1,452,392

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  13

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 1.4%

Public Finance Authority,
Revenue, Astro Texas Land Projects, 144A	5.500%	12/15/28	1,000	$1,008,515
Wisconsin Department of Transportation,
Revenue, Series 1, Rfdg.	5.000	07/01/29	1,000	1,115,112
Wisconsin Health & Educational Facilities Authority,
Revenue, Forensic Science & Protective Medicine Collaboration Project, 144A	5.000	08/01/27	700	719,934

				2,843,561

TOTAL LONG-TERM INVESTMENTS
(cost $201,999,326)				202,089,166

			Shares

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,388,998)(wb)			1,388,998	1,388,998

TOTAL INVESTMENTS 100.8%
(cost $203,388,324)				203,478,164
Liabilities in excess of other assets (0.8)%				(1,656,384)

NET ASSETS 100.0%				$201,821,780

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,000 and 0.0% of net assets.

See Notes to Financial Statements.

14

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at September 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$9,590,122	$—
Alaska	—	2,582,028	—
Arizona	—	6,283,390	—
California	—	4,168,262	40,000
Colorado	—	7,632,830	—
Connecticut	—	2,251,435	—
Delaware	—	119,201	—
District of Columbia	—	2,384,137	—
Florida	—	19,011,729	—
Georgia	—	11,587,094	—
Hawaii	—	1,727,553	—
Idaho	—	1,965,467	—
Illinois	—	18,728,685	—
Indiana	—	5,733,813	—
Kentucky	—	7,210,115	—
Louisiana	—	1,762,294	—
Massachusetts	—	2,921,720	—
Michigan	—	2,221,136	—
Mississippi	—	499,033	—
Missouri	—	1,062,282	—
Nebraska	—	1,073,210	—

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  15

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Nevada	$—	$147,458	$—
New Hampshire	—	2,015,864	—
New Jersey	—	9,117,905	—
New Mexico	—	1,400,404	—
New York	—	20,302,510	—
North Carolina	—	1,231,511	—
Ohio	—	7,106,621	—
Oklahoma	—	2,608,202	—
Pennsylvania	—	5,983,979	—
Puerto Rico	—	1,181,734	—
Rhode Island	—	242,105	—
South Carolina	—	2,772,416	—
Tennessee	—	8,445,541	—
Texas	—	17,506,244	—
Utah	—	3,952,216	—
Virginia	—	763,467	—
Washington	—	2,459,500	—
West Virginia	—	1,452,392	—
Wisconsin	—	2,843,561	—
Short-Term Investment
Affiliated Mutual Fund	1,388,998	—	—

Total	$1,388,998	$202,049,166	$40,000

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Transportation	17.3%
Pre-pay Gas	16.5
Special Tax/Assessment District	13.5
Healthcare	12.2
Corporate Backed IDB & PCR	8.9
Power	6.1
Education	5.8
Tobacco	5.2
General Obligation	5.0
Water & Sewer	4.4
Development	4.0

Lease Backed Certificate of Participation	1.0%
Affiliated Mutual Fund	0.7
Pre-Refunded	0.2
Solid Waste/Resource Recovery	0.0 *

100.8
Liabilities in excess of other assets	(0.8)

100.0%

* Less than 0.05%

See Notes to Financial Statements.

16

Statement of Assets and Liabilities (unaudited)

as of September 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $201,999,326)	$202,089,166
Affiliated investments (cost $1,388,998)	1,388,998
Interest receivable	2,527,960
Receivable for Fund shares sold	540,201
Prepaid expenses	2,338

Total Assets	206,548,663

Liabilities

Payable for investments purchased	3,717,608
Payable for Fund shares purchased	770,449
Accrued expenses and other liabilities	107,292
Dividends payable	89,623
Management fee payable	23,652
Distribution fee payable	17,658
Affiliated transfer agent fee payable	601

Total Liabilities	4,726,883

Net Assets	$201,821,780

Net assets were comprised of:
Shares of beneficial interest, at par	$20,160
Paid-in capital in excess of par	217,317,399
Total distributable earnings (loss)	(15,515,779)

Net assets, September 30, 2024	$201,821,780

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  17

Statement of Assets and Liabilities (unaudited)

as of September 30, 2024

Class A

Net asset value and redemption price per share, ($72,596,109 ÷ 7,250,188 shares of beneficial interest issued and outstanding)	$10.01
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.24

Class C

Net asset value, offering price and redemption price per share, ($3,558,657 ÷ 355,783 shares of beneficial interest issued and outstanding)	$10.00

Class Z

Net asset value, offering price and redemption price per share, ($108,127,324 ÷ 10,802,248 shares of beneficial interest issued and outstanding)	$10.01

Class R6

Net asset value, offering price and redemption price per share, ($17,539,690 ÷ 1,752,139 shares of beneficial interest issued and outstanding)	$10.01

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended September 30, 2024

Net Investment Income (Loss)

Income
Interest income	$3,083,541
Affiliated dividend income	83,590

Total income	3,167,131

Expenses
Management fee	298,890
Distribution fee(a)	106,536
Transfer agent’s fees and expenses (including affiliated expense of $1,859)(a)	77,189
Registration fees(a)	39,006
Custodian and accounting fees	22,611
Audit fee	21,270
Professional fees	19,777
Shareholders’ reports	12,437
Trustees’ fees	6,418
Miscellaneous	15,973

Total expenses	620,107
Less: Fee waiver and/or expense reimbursement(a)	(162,576)

Net expenses	457,531

Net investment income (loss)	2,709,600

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(535,967)

Net change in unrealized appreciation (depreciation) on investments	3,215,027

Net gain (loss) on investment transactions	2,679,060

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,388,660

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	86,988	19,548	—	—
Transfer agent’s fees and expenses	14,142	1,771	61,149	127
Registration fees	12,893	5,250	14,017	6,846
Fee waiver and/or expense reimbursement	(32,465)	(2,804)	(112,568)	(14,739)

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2024	Year Ended March 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,709,600	$5,282,412
Net realized gain (loss) on investment transactions	(535,967)	(1,096,939)
Net change in unrealized appreciation (depreciation) on investments	3,215,027	2,837,876

Net increase (decrease) in net assets resulting from operations	5,388,660	7,023,349

Dividends and Distributions
Distributions from distributable earnings
Class A	(847,814)	(1,561,555)
Class C	(28,477)	(65,390)
Class Z	(1,589,653)	(3,281,562)
Class R6	(230,078)	(343,974)

	(2,696,022)	(5,252,481)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	39,111,023	120,627,874
Net asset value of shares issued in reinvestment of dividends and distributions	2,149,134	4,275,901
Cost of shares purchased	(47,956,607)	(159,693,145)

Net increase (decrease) in net assets from Fund share transactions	(6,696,450)	(34,789,370)

Total increase (decrease)	(4,003,812)	(33,018,502)

Net Assets:

Beginning of period	205,825,592	238,844,094

End of period	$201,821,780	$205,825,592

See Notes to Financial Statements.

20

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.88		$9.81	$9.89	$10.46	$10.12	$10.25
Income (loss) from investment operations:
Net investment income (loss)	0.12	(b)	0.22	0.13	0.08	0.15	0.21
Net realized and unrealized gain (loss) on investment transactions	0.13	(c)	0.07	(0.07)	(0.57)	0.35	(0.13)
Total from investment operations	0.25		0.29	0.06	(0.49)	0.50	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.14)	(0.08)	(0.16)	(0.21)
Net asset value, end of period	$10.01		$9.88	$9.81	$9.89	$10.46	$10.12
Total Return(d):	2.56%		2.96%	0.60%	(4.73)%	4.99%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,596		$69,282	$71,030	$104,310	$98,413	$37,864
Average net assets (000)	$69,401		$70,852	$88,279	$116,393	$56,478	$38,599
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.62%	0.61%	0.63%	0.85%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.71%	0.69%	0.65%	0.74%	1.03%
Net investment income (loss)	2.45	%(e)	2.22%	1.38%	0.77%	1.43%	1.99%
Portfolio turnover rate(g)(f)	40%		76%	87%	74%	64%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	The portfolio turnover rate includes variable rate demand notes.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  21

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2024		2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.87		$9.80	$9.89	$10.46		$10.11	$10.24
Income (loss) from investment operations:
Net investment income (loss)	0.07	(b)	0.12	0.05	-	(c)	0.08	0.13
Net realized and unrealized gain (loss) on investment transactions	0.13	(d)	0.07	(0.09)	(0.57)		0.35	(0.13)
Total from investment operations	0.20		0.19	(0.04)	(0.57)		0.43	- (c)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.05)	(-	)(c)	(0.08)	(0.13)
Net asset value, end of period	$10.00		$9.87	$9.80	$9.89		$10.46	$10.11
Total Return(e):	2.06%		1.97%	(0.37)%	(5.43)%		4.25%	(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,559		$4,208	$7,101	$10,151		$13,047	$17,580
Average net assets (000)	$3,899		$5,310	$8,543	$12,026		$15,371	$18,047
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60	%(f)	1.60%	1.49%	1.37%		1.43%	1.60%
Expenses before waivers and/or expense reimbursement	1.74	%(f)	1.69%	1.56%	1.46%		1.54%	1.80%
Net investment income (loss)	1.47	%(f)	1.23%	0.52%	0.02%		0.80%	1.27%
Portfolio turnover rate(h)(g)	40%		76%	87%	74%		64%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)	The portfolio turnover rate includes variable rate demand notes.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.88		$9.80	$9.89	$10.46	$10.12	$10.25
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.16	0.11	0.19	0.24
Net realized and unrealized gain (loss) on investment transactions	0.13		0.07	(0.08)	(0.57)	0.34	(0.14)
Total from investment operations	0.27		0.32	0.08	(0.46)	0.53	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.24)	(0.17)	(0.11)	(0.19)	(0.23)
Net asset value, end of period	$10.01		$9.88	$9.80	$9.89	$10.46	$10.12
Total Return(b):	2.71%		3.37%	0.80%	(4.44)%	5.30%	0.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108,127		$117,154	$148,873	$201,704	$174,371	$104,867
Average net assets (000)	$115,667		$131,149	$163,511	$213,040	$119,138	$110,231
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.32	%(c)	0.32%	0.32%	0.32%	0.32%	0.60%
Expenses before waivers and/or expense reimbursement	0.51	%(c)	0.51%	0.48%	0.46%	0.52%	0.79%
Net investment income (loss)	2.75	%(c)	2.52%	1.69%	1.06%	1.80%	2.26%
Portfolio turnover rate(e)(d)	40%		76%	87%	74%	64%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  23

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,
	2024		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.88		$9.80	$9.89	$10.46	$10.11	$10.24
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.18	0.11	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.13		0.08	(0.10)	(0.57)	0.35	(0.14)
Total from investment operations	0.27		0.33	0.08	(0.46)	0.55	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.25)	(0.17)	(0.11)	(0.20)	(0.23)
Net asset value, end of period	$10.01		$9.88	$9.80	$9.89	$10.46	$10.11
Total Return(b):	2.73%		3.40%	0.83%	(4.41)%	5.44%	0.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,540		$15,181	$11,841	$7,276	$688	$1,003
Average net assets (000)	$16,601		$13,495	$9,770	$3,145	$820	$1,689
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(c)	0.29%	0.29%	0.29%	0.29%	0.60%
Expenses before waivers and/or expense reimbursement	0.47	%(c)	0.51%	0.53%	0.77%	1.78%	1.42%
Net investment income (loss)	2.78	%(c)	2.57%	1.81%	1.05%	1.97%	2.32%
Portfolio turnover rate(e)(d)	40%		76%	87%	74%	64%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Short Duration Muni Fund 25

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

26

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

PGIM Short Duration Muni Fund 27

Notes to Financial Statements (unaudited) (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through July 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp

28

duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.32
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Short Duration Muni Fund 29

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$13,976	$2,602
C	—	18

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$81,170,566	$91,588,025

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended September 30, 2024, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$101,800	$64,847,933	$63,560,735	$—	$—	$1,388,998	1,388,998	$83,590

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$203,505,212	$2,398,500	$(2,425,548)	$(27,048)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$15,503,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of

PGIM Short Duration Muni Fund 31

Notes to Financial Statements (unaudited) (continued)

purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,149	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	93.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended September 30, 2024:
Shares sold	1,674,030	$16,567,957
Shares issued in reinvestment of dividends and distributions	75,661	748,584
Shares purchased	(1,553,696)	(15,346,076)
Net increase (decrease) in shares outstanding before conversion	195,995	1,970,465
Shares issued upon conversion from other share class(es)	104,485	1,033,939
Shares purchased upon conversion into other share class(es)	(61,188)	(606,800)
Net increase (decrease) in shares outstanding	239,292	$2,397,604

32

Share Class	Shares	Amount

Year ended March 31, 2024:
Shares sold	3,424,404	$33,458,532
Shares issued in reinvestment of dividends and distributions	135,974	1,327,602
Shares purchased	(3,964,968)	(38,822,199)
Net increase (decrease) in shares outstanding before conversion	(404,590)	(4,036,065)
Shares issued upon conversion from other share class(es)	267,931	2,619,246
Shares purchased upon conversion into other share class(es)	(95,480)	(935,130)
Net increase (decrease) in shares outstanding	(232,139)	$(2,351,949)

Class C
Six months ended September 30, 2024:
Shares sold	5,512	$54,630
Shares issued in reinvestment of dividends and distributions	2,067	20,417
Shares purchased	(31,198)	(308,920)
Net increase (decrease) in shares outstanding before conversion	(23,619)	(233,873)
Shares purchased upon conversion into other share class(es)	(46,904)	(464,139)
Net increase (decrease) in shares outstanding	(70,523)	$(698,012)

Year ended March 31, 2024:
Shares sold	98,266	$965,057
Shares issued in reinvestment of dividends and distributions	4,837	47,156
Shares purchased	(216,216)	(2,105,951)
Net increase (decrease) in shares outstanding before conversion	(113,113)	(1,093,738)
Shares purchased upon conversion into other share class(es)	(185,259)	(1,809,738)
Net increase (decrease) in shares outstanding	(298,372)	$(2,903,476)

Class Z
Six months ended September 30, 2024:
Shares sold	1,849,626	$18,264,059
Shares issued in reinvestment of dividends and distributions	116,279	1,150,069
Shares purchased	(3,013,209)	(29,839,216)
Net increase (decrease) in shares outstanding before conversion	(1,047,304)	(10,425,088)
Shares issued upon conversion from other share class(es)	54,533	540,738
Shares purchased upon conversion into other share class(es)	(64,361)	(636,129)
Net increase (decrease) in shares outstanding	(1,057,132)	$(10,520,479)

Year ended March 31, 2024:
Shares sold	8,247,762	$80,218,504
Shares issued in reinvestment of dividends and distributions	262,234	2,557,261
Shares purchased	(11,407,739)	(111,343,423)
Net increase (decrease) in shares outstanding before conversion	(2,897,743)	(28,567,658)
Shares issued upon conversion from other share class(es)	99,470	974,223
Shares purchased upon conversion into other share class(es)	(528,452)	(5,125,460)
Net increase (decrease) in shares outstanding	(3,326,725)	$(32,718,895)

PGIM Short Duration Muni Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended September 30, 2024:
Shares sold	427,714	$4,224,377
Shares issued in reinvestment of dividends and distributions	23,253	230,064
Shares purchased	(248,911)	(2,462,395)
Net increase (decrease) in shares outstanding before conversion	202,056	1,992,046
Shares issued upon conversion from other share class(es)	13,406	132,391
Net increase (decrease) in shares outstanding	215,462	$2,124,437

Year ended March 31, 2024:
Shares sold	614,787	$5,985,781
Shares issued in reinvestment of dividends and distributions	35,218	343,882
Shares purchased	(762,837)	(7,421,572)
Net increase (decrease) in shares outstanding before conversion	(112,832)	(1,091,909)
Shares issued upon conversion from other share class(es)	441,692	4,276,859
Net increase (decrease) in shares outstanding	328,860	$3,184,950

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

34

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM Short Duration Muni Fund 35

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market

36

liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

PGIM Short Duration Muni Fund 37

Notes to Financial Statements (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

38

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

PGIM Short Duration Muni Fund 39

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Short Duration Muni Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni Fund (formerly, PGIM Short Duration Muni High Income Fund)1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Short Duration Muni Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed

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Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM

Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the mutual funds included in the peer group, which was used to consider fees and

Visit our website at pgim.com/investments

expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods and underperformed its benchmark index over the three-year period.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.32% for Class Z shares, and 0.29% for Class R6 shares through July 31, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Conservative Retirement Spending Fund

PGIM Moderate Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Conservative Retirement Spending Fund	1
PGIM Moderate Retirement Spending Fund	7
PGIM Enhanced Retirement Spending Fund	14
Notes to Financial Statements	21
Other Information - Form N-CSR Items 8-11

PGIM Conservative Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 86.4%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
PGIM Active High Yield Bond ETF	2,990	$107,050

(cost $103,146)(wa)

AFFILIATED MUTUAL FUNDS — 80.9%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	16,730	751,351
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	9,492	107,068
PGIM US Real Estate Fund (Class R6)	28,761	471,396

		1,329,815

Fixed Income — 43.4%
PGIM Core Conservative Bond Fund (Class R6)	156,664	1,384,910
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	19,335	133,991
PGIM TIPS Fund (Class R6)	93,542	801,659

		2,320,560

International Equity — 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)	26,934	467,040
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	14,100	213,197

		680,237

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,029,920)(wa)		4,330,612

UNAFFILIATED EXCHANGE-TRADED FUND 3.5%
Vanguard Long-Term Bond ETF (cost $173,674)	2,479	186,346

TOTAL LONG-TERM INVESTMENTS (cost $4,306,740)		4,624,008

SHORT-TERM INVESTMENT 13.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $720,183)(wa)	720,183	720,183

TOTAL INVESTMENTS 99.9% (cost $5,026,923)		5,344,191
Other assets in excess of liabilities 0.1%		5,490

NET ASSETS 100.0%		$5,349,681

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 1

PGIM Conservative Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$107,050	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,329,815	—	—
Fixed Income	2,320,560	—	—
International Equity	680,237	—	—
Unaffiliated Exchange-Traded Fund.	186,346	—	—
Short-Term Investment
Affiliated Mutual Fund.	720,183	—	—

Total	$5,344,191	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2024 were as follows:

Fixed Income	43.4%
Domestic Equity	24.8
Short-Term	13.5
International Equity	12.7

Unaffiliated Exchange-Traded Fund	3.5%
Affiliated Exchange-Traded Fund	2.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

2

PGIM Conservative Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2024

Assets

Investments at value:
Affiliated investments (cost $4,853,249)	$5,157,845
Unaffiliated investments (cost $173,674)	186,346
Receivable for investments sold	28,332
Due from Manager	14,838
Prepaid expenses and other assets	16,207

Total Assets	5,403,568

Liabilities
Payable for investments purchased	17,932
Custodian and accounting fees payable	17,715
Audit fee payable	9,249
Professional fees payable	4,987
Shareholders’ reports payable	3,446
Accrued expenses and other liabilities	547
Affiliated transfer agent fee payable	11

Total Liabilities	53,887

Net Assets	$5,349,681

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,009,644
Total distributable earnings (loss)	339,536

Net assets, September 30, 2024	$5,349,681

Class R6

Net asset value, offering price and redemption price per share, ($5,349,681 ÷ 501,014 shares of beneficial interest issued and outstanding)	$10.68

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 3

PGIM Conservative Retirement Spending Fund

Statement of Operations (unaudited)

For the Period April 03, 2024* through September 30, 2024

Net Investment Income (Loss)

Income
Affiliated dividend income	$ 79,020
Unaffiliated dividend income	3,334

Total income	82,354

Expenses
Custodian and accounting fees	30,153
Professional fees	24,137
Audit fee	9,249
Registration fees	6,368
Shareholders’ reports	4,987
Trustees’ fees	4,787
Offering fees	2,487
SEC registration fees	374
Transfer agent’s fees and expenses (including affiliated expense of $ 51)	123
Miscellaneous	4,016

Total expenses	86,681
Less: Fee waiver and/or expense reimbursement	(86,681)

Net expenses	—

Net investment income (loss)	82,354

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 9,420)	9,536
Payment from Manager	2,458

11,994

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 304,596)	317,268

Net gain (loss) on investment transactions	329,262

Net Increase (Decrease) In Net Assets Resulting From Operations	$411,616

*	Commencement of operations.

See Notes to Financial Statements.

4

PGIM Conservative Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

April 03, 2024* through September 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$82,354
Net realized gain (loss) on investment transactions	11,994
Net change in unrealized appreciation (depreciation) on investments	317,268

Net increase (decrease) in net assets resulting from operations	411,616

Dividends and Distributions
Distributions from distributable earnings Class R6	(72,080)

Fund share transactions
Net proceeds from shares sold (501,000 shares)	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (14 shares)	145

Net increase (decrease) in net assets from Fund share transactions	5,010,145

Total increase (decrease)	5,349,681

Net Assets:

Beginning of period	—

End of period	$5,349,681

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 5

PGIM Conservative Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	April 03, 2024(a) through September 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investment transactions	0.65
Total from investment operations	0.82
Less Dividends and Distributions:
Dividends from net investment income	(0.14)
Net asset value, end of period	$10.68
Total Return(c):	8.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,350
Average net assets (000)	$5,112
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.42	%(e)
Net investment income (loss)	3.25	%(e)
Portfolio turnover rate(g)	5%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

6

PGIM Moderate Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED EXCHANGE-TRADED FUND 2.0%

PGIM Active High Yield Bond ETF	3,033	$108,590

(cost $104,660)(wa)

AFFILIATED MUTUAL FUNDS — 85.9%
Domestic Equity — 32.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,109	108,694
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	24,001	1,077,890
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	9,628	108,607
PGIM US Real Estate Fund (Class R6)	29,474	483,079

		1,778,270

Fixed Income — 30.3%
PGIM Core Conservative Bond Fund (Class R6)	91,684	810,486
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	15,018	108,582
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	34,675	240,300
PGIM TIPS Fund (Class R6)	56,933	487,913

		1,647,281

International Equity — 22.9%
PGIM Global Real Estate Fund (Class R6)	11,093	240,161
PGIM Jennison Global Infrastructure Fund (Class R6)	32,224	558,765
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	29,322	443,344

		1,242,270

TOTAL AFFILIATED MUTUAL FUNDS

(cost $4,293,662)(wa)		4,667,821

UNAFFILIATED EXCHANGE-TRADED FUND 6.0%
Vanguard Long-Term Bond ETF

(cost $302,115)	4,311	324,058

TOTAL LONG-TERM INVESTMENTS

(cost $4,700,437)		5,100,469

SHORT-TERM INVESTMENT 6.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund

(cost $329,736)(wa)	329,736	329,736

TOTAL INVESTMENTS 100.0%

(cost $5,030,173)		5,430,205

Liabilities in excess of other assets (0.0)%		(111)

NET ASSETS 100.0%		$5,430,094

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 7

PGIM Moderate Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$108,590	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,778,270	—	—
Fixed Income	1,647,281	—	—
International Equity	1,242,270	—	—
Unaffiliated Exchange-Traded Fund.	324,058	—	—
Short-Term Investment
Affiliated Mutual Fund.	329,736	—	—

Total	$5,430,205	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Domestic Equity	32.7%
Fixed Income	30.3
International Equity	22.9
Short-Term	6.1

See Notes to Financial Statements.

8

PGIM Moderate Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Investment Allocation (continued):

Unaffiliated Exchange-Traded Fund	6.0%
Affiliated Exchange-Traded Fund	2.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 9

PGIM Moderate Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2024

Assets

Investments at value:
Affiliated investments (cost $4,728,058)	$5,106,147
Unaffiliated investments (cost $302,115)	324,058
Receivable for investments sold	29,967
Due from Manager	15,393
Prepaid expenses and other assets	10,061

Total Assets	5,485,626

Liabilities
Payable for investments purchased	25,071
Custodian and accounting fees payable	17,683
Audit fee payable	9,249
Shareholders’ reports payable	3,446
Accrued expenses and other liabilities	72
Affiliated transfer agent fee payable	11

Total Liabilities	55,532

Net Assets	$5,430,094

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,009,613
Total distributable earnings (loss)	419,980

Net assets, September 30, 2024	$5,430,094

Class R6

Net asset value, offering price and redemption price per share, ($5,430,094 ÷ 501,011 shares of beneficial interest issued and outstanding)	$10.84

See Notes to Financial Statements.

10

PGIM Moderate Retirement Spending Fund

Statement of Operations (unaudited)

For the Period April 03, 2024* through September 30, 2024

Net Investment Income (Loss)

Income
Affiliated dividend income	$56,771
Unaffiliated dividend income	5,733

Total income	62,504

Expenses
Custodian and accounting fees	30,121
Professional fees	24,141
Audit fee	9,249
Registration fees	6,996
Shareholders’ reports	4,987
Trustees’ fees	4,787
Offering fees	2,487
SEC registration fees	374
Transfer agent’s fees and expenses (including affiliated expense of $ 51)	125
Miscellaneous	3,978

Total expenses	87,245
Less: Fee waiver and/or expense reimbursement	(87,245)

Net expenses	—

Net investment income (loss)	62,504

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 10,772)	10,851
Payment from Manager	3,577

14,428

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 378,089)	400,032

Net gain (loss) on investment transactions	414,460

Net Increase (Decrease) In Net Assets Resulting From Operations	$476,964

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 11

PGIM Moderate Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

April 03, 2024* through September 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$62,504
Net realized gain (loss) on investment transactions	14,428
Net change in unrealized appreciation (depreciation) on investments	400,032

Net increase (decrease) in net assets resulting from operations	476,964

Dividends and Distributions
Distributions from distributable earnings Class R6	(56,984)

Fund share transactions
Net proceeds from shares sold (501,000 shares)	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (11 shares)	114

Net increase (decrease) in net assets from Fund share transactions	5,010,114

Total increase (decrease)	5,430,094

Net Assets:

Beginning of period	—

End of period	$5,430,094

*	Commencement of operations.

See Notes to Financial Statements.

12

PGIM Moderate Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	April 03, 2024(a) through September 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment transactions	0.82
Total from investment operations	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Net asset value, end of period	$10.84
Total Return(c):	9.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,430
Average net assets (000)	$5,131
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.43	%(e)
Net investment income (loss)	2.46	%(e)
Portfolio turnover rate(g)	5%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 13

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (unaudited)

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
PGIM Active High Yield Bond ETF	4,703	$168,380

(cost $162,315)(wa)

AFFILIATED MUTUAL FUNDS — 92.9%
Domestic Equity — 39.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	11,023	168,548
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	32,330	1,451,944
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	20,902	235,777
PGIM US Real Estate Fund (Class R6)	23,610	386,964

		2,243,233

Fixed Income — 19.1%
PGIM Core Conservative Bond Fund (Class R6)	44,232	391,007
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	19,407	140,311
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	49,471	342,835
PGIM TIPS Fund (Class R6)	22,888	196,153

		1,070,306

International Equity — 33.9%
PGIM Global Real Estate Fund (Class R6)	25,685	556,083
PGIM Jennison Global Infrastructure Fund (Class R6)	29,536	512,152
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	12,876	165,975
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	44,360	670,718

		1,904,928

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,766,862)(wa)		5,218,467

UNAFFILIATED EXCHANGE-TRADED FUND 4.0%
Vanguard Long-Term Bond ETF (cost $208,291)	2,971	223,330

TOTAL LONG-TERM INVESTMENTS (cost $5,137,468)		5,610,177

See Notes to Financial Statements.

14

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $10,541)(wa)	10,541	$10,541

TOTAL INVESTMENTS 100.1% (cost $5,148,009)		5,620,718
Liabilities in excess of other assets (0.1)%		(5,953)

NET ASSETS 100.0%		$5,614,765

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$168,380	$—	$—
Affiliated Mutual Funds
Domestic Equity	2,243,233	—	—
Fixed Income	1,070,306	—	—
International Equity	1,904,928	—	—
Unaffiliated Exchange-Traded Fund.	223,330	—	—
Short-Term Investment
Affiliated Mutual Fund.	10,541	—	—

Total	$5,620,718	$—	$—

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 15

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (unaudited) (continued)

as of September 30, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Domestic Equity	39.9%
International Equity	33.9
Fixed Income	19.1

Unaffiliated Exchange-Traded Fund	4.0%
Affiliated Exchange-Traded Fund	3.0
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

16

PGIM Enhanced Retirement Spending Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2024

Assets

Investments at value:
Affiliated investments (cost $4,939,718)	$5,397,388
Unaffiliated investments (cost $208,291)	223,330
Receivable for investments sold	29,818
Due from Manager	15,398
Prepaid expenses and other assets	10,055

Total Assets	5,675,989

Liabilities

Payable for investments purchased	30,085
Custodian and accounting fees payable	17,822
Audit fee payable	9,249
Shareholders’ reports payable	3,445
Accrued expenses and other liabilities	607
Affiliated transfer agent fee payable	16

Total Liabilities	61,224

Net Assets	$5,614,765

Net assets were comprised of:
Shares of beneficial interest, at par	$513
Paid-in capital in excess of par	5,125,297
Total distributable earnings (loss)	488,955

Net assets, September 30, 2024	$5,614,765

Class R6

Net asset value, offering price and redemption price per share,
($5,614,765 ÷ 512,534 shares of beneficial interest issued and outstanding)	$10.95

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 17

PGIM Enhanced Retirement Spending Fund

Statement of Operations (unaudited)

For the Period April 03, 2024* through September 30, 2024

Net Investment Income (Loss)

Income
Affiliated dividend income	$38,577
Unaffiliated dividend income	3,900

Total income	42,477

Expenses
Custodian and accounting fees	29,261
Professional fees	23,966
Audit fee	9,249
Registration fees	7,145
Shareholders’ reports	4,987
Trustees’ fees	4,787
Offering fees	2,487
SEC registration fees	374
Transfer agent’s fees and expenses (including affiliated expense of $ 65)	125
Miscellaneous	4,016

Total expenses	86,397

Less: Fee waiver and/or expense reimbursement	(86,397)

Net expenses	—

Net investment income (loss)	42,477

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 10,561)	10,595

Payment from Manager	4,739

15,334

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 457,670)	472,709

Net gain (loss) on investment transactions	488,043

Net Increase (Decrease) In Net Assets Resulting From Operations	$530,520

*	Commencement of operations.

See Notes to Financial Statements.

18

PGIM Enhanced Retirement Spending Fund

Statements of Changes in Net Assets (unaudited)

April 03, 2024* through September 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$42,477
Net realized gain (loss) on investment transactions	15,334
Net change in unrealized appreciation (depreciation) on investments	472,709

Net increase (decrease) in net assets resulting from operations	530,520

Dividends and Distributions
Distributions from distributable earnings Class R6	(41,565)

Fund share transactions
Net proceeds from shares sold (512,454 shares)	5,125,000
Net asset value of shares issued in reinvestment of dividends and distributions (80 shares)	810

Net increase (decrease) in net assets from Fund share transactions	5,125,810

Total increase (decrease)	5,614,765

Net Assets:

Beginning of period	—

End of period	$5,614,765

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 19

PGIM Enhanced Retirement Spending Fund

Financial Highlights (unaudited)

Class R6 Shares
	April 03, 2024(a) through September 30, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment transactions	0.95
Total from investment operations	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$10.95
Total Return(c):	10.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,615
Average net assets (000)	$5,224
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.34	%(e)
Net investment income (loss)	1.64	%(e)
Portfolio turnover rate(g)	5%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Conservative Retirement Spending Fund (“Conservative Retirement Spending”), PGIM Enhanced Retirement Spending Fund (“Enhanced Retirement Spending”) and PGIM Moderate Retirement Spending Fund (“Moderate Retirement Spending”) (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, each Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

The investment objective of each Fund is to seek a balance between growth and conservation of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be

21

Notes to Financial Statements (unaudited) (continued)

received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

22

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

23

Notes to Financial Statements (unaudited) (continued)

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Each Fund does not pay the Manager a management fee. For the reporting period ended September 30, 2024, the contractual and effective management fess rates for each of the funds were 0.00% of each Fund’s average daily ne assets.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”).

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees.

The expense limitation attributable to below class is:

Class	Expense Limitations

R6	0.35%

24

The RIC, on behalf of each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM DC Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Retirement Spending	$4,522,736	$225,532
Moderate Retirement Spending	4,941,605	252,018
Enhanced Retirement Spending	5,393,594	266,720

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended September 30, 2024, is presented as follows:

Conservative Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)		Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF(1)
$—	$105,057	$1,896	$3,904		$(15)	$107,050	2,990	$3,597	$—

25

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)(1)
$—	$1,353,228	$22,827	$54,393	$116	$1,384,910	156,664	$25,129	$—

PGIM Jennison Global Infrastructure Fund (Class R6)(1)
—	457,469	45,338	52,549	2,360	467,040	26,934	4,198	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
—	140,373	6,758	468	(92)	133,991	19,335	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)(1)
—	209,130	10,390	14,155	302	213,197	14,100	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)(1)
—	724,320	50,296	75,927	1,400	751,351	16,730	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)(1)
—	107,274	5,248	4,954	88	107,068	9,492	—	—

PGIM TIPS Fund (Class R6)(1)
—	796,628	15,360	20,465	(74)	801,659	93,542	21,740	—

PGIM US Real Estate Fund (Class R6)(1)
—	449,497	61,217	77,781	5,335	471,396	28,761	4,814	—
$—	$4,237,919	$217,434	$300,692	$9,435	$4,330,612		$55,881	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
$—	$5,765,142	$5,044,959	$—	$—	$720,183	720,183	$19,542	$—
$—	$10,108,118	$5,264,289	$304,596	$9,420	$5,157,845		$79,020	$—

Moderate Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)		Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF(1)
$—	$106,430	$1,756	$3,930		$(14)	$108,590	3,033	$3,608	$—

26

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)(1)
$—	$789,751	$10,846	$31,535	$46	$810,486	91,684	$14,544	$—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)(1)
—	106,212	1,192	3,568	(6)	108,582	15,018	3,147	—

PGIM Global Real Estate Fund (Class R6)(1)
—	230,418	23,630	31,785	1,588	240,161	11,093	3,416	—

PGIM Jennison Global Infrastructure Fund (Class R6)(1)
—	539,949	46,226	62,871	2,171	558,765	32,224	4,963	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)(1)
—	106,058	6,676	9,025	287	108,694	7,109	—	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
—	250,507	10,954	897	(150)	240,300	34,675	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)(1)
—	430,234	16,644	29,306	448	443,344	29,322	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)(1)
—	1,023,944	55,878	108,155	1,669	1,077,890	24,001	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)(1)
—	108,382	4,847	4,977	95	108,607	9,628	—	—

PGIM TIPS Fund (Class R6)(1)
—	484,454	8,857	12,380	(64)	487,913	56,933	13,064	—

PGIM US Real Estate Fund (Class R6)(1)
—	454,755	56,038	79,660	4,702	483,079	29,474	4,871	—
$—	$4,524,664	$241,788	$374,159	$10,786	$4,667,821		$44,005	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
$—	$5,371,664	$5,041,928	$—	$—	$329,736	329,736	$9,158	$—
$—	$10,002,758	$5,285,472	$378,089	$10,772	$5,106,147		$56,771	$—

Enhanced Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF(1)
$—	$164,706	$2,372	$6,065	$(19)	$168,380	4,703	$5,525	$—

27

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)(1)
$—	$380,126	$4,326	$15,196	$11	$391,007	44,232	$6,911	$—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)(1)
—	136,912	1,206	4,614	(9)	140,311	19,407	4,005	—

PGIM Global Real Estate Fund (Class R6)(1)
—	528,325	49,161	73,744	3,175	556,083	25,685	7,757	—

PGIM Jennison Global Infrastructure Fund (Class R6)(1)
—	489,765	36,372	57,589	1,170	512,152	29,536	4,490	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)(1)
—	163,882	9,722	13,928	460	168,548	11,023	—	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)(1)
—	355,184	13,349	1,238	(238)	342,835	49,471	—	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)(1)
—	160,265	11,153	16,537	326	165,975	12,876	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)(1)
—	645,586	19,401	44,138	395	670,718	44,360	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)(1)
—	1,366,412	61,161	144,916	1,777	1,451,944	32,330	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)(1)
—	234,520	9,769	10,792	234	235,777	20,902	—	—

PGIM TIPS Fund (Class R6)(1)
—	194,265	3,083	4,999	(28)	196,153	22,888	5,142	—

PGIM US Real Estate Fund (Class R6)(1)
—	360,889	41,146	63,914	3,307	386,964	23,610	3,818	—
$—	$5,016,131	$259,849	$451,605	$10,580	$5,218,467		$32,123	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
$—	$5,050,636	$5,040,095	$—	$—	$10,541	10,541	$929	$—
$—	$10,231,473	$5,302,316	$457,670	$10,561	$5,397,388		$38,577	$—

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.

28

6.	Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Conservative Retirement Spending	$5,026,923	$317,268	$—	$317,268

Moderate Retirement Spending	5,030,173	400,032	—	400,032

Enhanced Retirement Spending	5,148,009	472,709	—	472,709

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of each Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Conservative Retirement Spending–Class R6	501,014	100.0%

Moderate Retirement Spending–Class R6	501,011	100.0

Enhanced Retirement Spending–Class R6	501,008	97.8

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Conservative Retirement Spending	1	99.8%

Moderate Retirement Spending	1	99.8

Enhanced Retirement Spending	1	97.6

Unaffiliated:

Conservative Retirement Spending	—	—

Moderate Retirement Spending	—	—

Enhanced Retirement Spending	—	—

29

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund did not utilize the SCA during the reporting period ended September 30, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Affiliated Funds Risk: The Fund’s Manager serves as manager of certain of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted

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procedures to mitigate these concerns. The fees charged by Underlying Funds may not necessarily be the least expensive.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., fixed income, equity and non-traditional). However, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s and/or the subadviser’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

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Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

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Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that

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Notes to Financial Statements (unaudited) (continued)

may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Real Estate Related Securities Risk: The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Conservative Retirement Spending Fund/PGIM Moderate Retirement Spending Fund/PGIM Enhanced Retirement Spending Fund

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees of Prudential Investment Portfolio 12 (PIP 12) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and DCS Solutions LLC, to serve as the subadviser (the Subadviser) with respect to the PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund, and PGIM Enhanced Retirement Spending Fund (collectively, the Funds), each a series of PIP 12. The Board, including all of the Independent Trustees, met on December 5, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of each Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving each agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; and the Subadviser’s qualifications and expertise in the retirement space; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to a Fund. The Board’s determinations were made for each Fund individually as summarized below.

The Trustees determined that the overall arrangements between a Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Approval of Advisory Agreements (continued)

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements for each Fund are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to each Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for each Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of each Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing

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other similar investment strategies. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the PGIM Target Date Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for each Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered there was no proposed management fees to be paid by a Fund to the Manager nor any compensation to be paid by the Manager to the Subadviser. They noted that the reason for this compensation structure was because each Fund will invest primarily in underlying funds that are part of the PGIM family of funds and for which the Manager receives a management fee from each of the underlying funds (and pays the respective subadviser a subadvisory fee).

The Board considered that the Funds will incur other operating expenses, but that the Manager contractually agreed to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.35% of average daily net assets for Class R6 shares, which is the only class the Funds will be offering at inception.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Funds had not yet commenced operations and the actual asset base of the Funds had not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements; but recognized that given the zero fee compensation structure to each of the Manager and the Subadviser, there would be no profitability with respect to the Funds from the Manager or the Subadviser.

Approval of Advisory Agreements (continued)

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of each Fund.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 21, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024